VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Cost	$ 1,360,605	$ 1,259,588
Accumulated depreciation	270,989	218,462
Vessels and equipment, net	$ 1,089,616	$ 1,041,126